NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Year Ended December 31,
	2022	2021
Net loss attributable to common shareholders	$(280,517)	$(119,255)
Weighted average common shares outstanding – Basic and diluted	41,821,918	40,000,000
Loss per shares – basic and diluted	$(0.01)	$(0.00)